Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 24,278	$ 26,581		$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Revenue recognized	2,400	700		4,400	600	600	500	300
Products and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	23,742	25,196		82,381	83,807	110,079	26,729	3,866
Services provided over time
Disaggregation of Revenue [Line Items]
Total revenue	536	1,385		1,490	2,840	4,001	30	40,700
Electric vehicles products
Disaggregation of Revenue [Line Items]
Total revenue	14,713	8,737		52,913	17,041	31,123	19,462	0
Electric vehicles services
Disaggregation of Revenue [Line Items]
Total revenue	71	46		228	154	204	0	2,693
Charging, batteries and powertrain products
Disaggregation of Revenue [Line Items]
Total revenue	1,034	940		2,244	4,108	5,886	506	0
Charging, batteries and powertrain services
Disaggregation of Revenue [Line Items]
Total revenue	415	770		1,205	1,526	2,645	0	0
Title and escrow services
Disaggregation of Revenue [Line Items]
Total revenue	7,875	15,519		26,971	62,428	72,686	0	0
Digital advertising services and other
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0	231	231	1,631	1,173
Fund raising services
Disaggregation of Revenue [Line Items]
Total revenue	50	0		57	0
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	120	569		253	1,159	1,305	0	0
Grant
Disaggregation of Revenue [Line Items]
Total revenue	100	600		300	1,200	1,300	0	0
Malaysia
Disaggregation of Revenue [Line Items]
Total revenue	3	17		53	64	65	83	0
USA
Disaggregation of Revenue [Line Items]
Total revenue	12,665	17,984		38,797	69,873	84,303	1,631	41,873
PRC
Disaggregation of Revenue [Line Items]
Total revenue	7,360	8,580	$ 28,900	36,242	16,710	$ 29,712	$ 25,045	$ 2,693
Italy
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,250	$ 0		$ 8,779	$ 0